Reportable segments (Details 5) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Assets
Total Assets	$ 207,308,039	$ 143,609,512	$ 99,407,319
Telecommunications [Member]
Total Assets
Total Assets	97,257,845	73,658,598	78,851,623
Infrastructure [Member]
Total Assets
Total Assets	80,850,627	56,700,601	21,390,426
Non-operatingcorporate
Total Assets
Total Assets	111,328,924	79,579,215	35,872,090
Eliminations [Member]
Total Assets
Total Assets	$ 82,129,357	$ 66,328,902	$ 36,706,820